Equity Incentive Plans - Summary of Changes in Shares Available for Grant (Detail) - 2019 Plan	9 Months Ended
Sep. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning balance	6,827,996,000
Shares Available for Grant, 2019 Plan reserve (unaudited)	12,363,202,000
Shares Available for Grant, Options and RSUs granted (unaudited)	(4,084,656,000)
Shares Available for Grant, Options and RSUs forfeited or cancelled (unaudited)	367,675,000
Shares available for grant, Ending balance	15,474,217,000